Note 28 - Asset Retirement Obligation (ARO) (Tables)	12 Months Ended
Oct. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
As of October 31	2013	2012
Asset retirement obligation – beginning of year	$12,570	$11,691
Liability incurred	-	-
Liability settled	-	-
Incremental ARO	-	-
Accretion expense	936	906
Foreign exchange and other	(526)	(27)
Asset retirement obligation – end of year	$12,980	$12,570